INCOME TAXES (Significant Components of Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carry-forwards	$ 1,800	$ 2,042
Tax credits carryforward		27	[1]
Temporary differences relating to reserve and allowances	4,234	2,602
Intangible assets	(2,161)	(2,714)
Total net deferred tax asset before valuation allowance	3,873	1,957
Valuation Allowance, net of uncertain tax positions			[1]
Deferred tax asset, net	$ 3,873	$ 1,957

[1]	Reclassified